Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information
Deferred Acquisition Costs	$ 120.9	$ 84.7	$ 74.6
Loss and Loss Adjustment Expense Reserves	1,898.5	1,620.1	1,644.4
Unearned Insurance and Reinsurance Premiums	506.8	398.0	342.2
Net Earned Insurance and Reinsurance Premiums	1,035.3	890.1	847.0
Loss and Loss Adjustment Expenses	811.2	519.3	422.7
Insurance and Reinsurance Acquisition Expenses	197.2	210.3	189.8
Other Underwriting Expenses	106,100.0	107.3	107.9
Net Written Insurance and Reinsurance Premiums	1,090.2	938.1	847.6
Corporate Elimination
Supplementary Insurance Information
Insurance and Reinsurance Acquisition Expenses	(42.9)
Global Property | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	43.5	43.5	33.4
Loss and Loss Adjustment Expense Reserves	759.6	506.6	454.9
Unearned Insurance and Reinsurance Premiums	195.7	171.3	142.8
Net Earned Insurance and Reinsurance Premiums	564.4	481.8	446.0
Loss and Loss Adjustment Expenses	512.4	268.5	167.1
Insurance and Reinsurance Acquisition Expenses	112.9	100.3	84.0
Other Underwriting Expenses	63,300.0	65.1	65.8
Net Written Insurance and Reinsurance Premiums	556.2	514.2	440.7
Global A&H | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	49.1	24.4	22.4
Loss and Loss Adjustment Expense Reserves	206.2	158.3	147.4
Unearned Insurance and Reinsurance Premiums	195.8	122.5	111.5
Net Earned Insurance and Reinsurance Premiums	306.8	272.2	258.1
Loss and Loss Adjustment Expenses	179.8	171.6	158.1
Insurance and Reinsurance Acquisition Expenses	89.6	71.7	70.9
Other Underwriting Expenses	23,400.0	23.3	24.2
Net Written Insurance and Reinsurance Premiums	341.5	277.6	262.3
Specialty & Casualty | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	28.2	18.3	18.2
Loss and Loss Adjustment Expense Reserves	304.5	314.0	351.4
Unearned Insurance and Reinsurance Premiums	115.0	85.3	85.2
Net Earned Insurance and Reinsurance Premiums	163.2	135.2	138.2
Loss and Loss Adjustment Expenses	104.9	75.6	97.8
Insurance and Reinsurance Acquisition Expenses	41.1	37.7	32.3
Other Underwriting Expenses	16,500.0	15.1	15.6
Net Written Insurance and Reinsurance Premiums	193.0	137.4	147.5
Runoff & Other | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	0.1	(1.5)	0.6
Loss and Loss Adjustment Expense Reserves	628.2	641.2	690.7
Unearned Insurance and Reinsurance Premiums	0.3	18.9	2.7
Net Earned Insurance and Reinsurance Premiums	0.9	0.9	4.7
Loss and Loss Adjustment Expenses	14.1	3.6	(0.3)
Insurance and Reinsurance Acquisition Expenses	(3.5)	0.6	2.6
Other Underwriting Expenses	2,900.0	3.8	2.3
Net Written Insurance and Reinsurance Premiums	$ (0.5)	$ 8.9	$ (2.9)